Stock and Incentive Programs - Stock Options - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted	0	0	0
Share-based compensation	$ 13,000,000	$ 8,000,000	$ 6,000,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 0